Note Fair value measurement (Quantitative inputs level 3) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Trading Securities			$ 59,805	$ 71,659
Servicing Asset At Fair Value Amount			196,889	211,405	$ 148,694
Maximum
Fair Value Inputs Quantitative Information [Abstract]
Discount Rate		13.72%
Minimum
Fair Value Inputs Quantitative Information [Abstract]
Discount Rate		9.47%
Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities			59,796	71,659
Servicing Asset At Fair Value Amount			196,889	211,405
Liabilities, Fair Value Disclosure [Abstract]
Contingent consideration			(153,158)	(120,380)
Fair Value, Measurements, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure	[1]		79,175	67,915	71,750
Real Estate Acquired Through Foreclosure	[2]		44,735	67,268	93,130
Other Foreclosed Assets	[2]		$ 25	$ 75	$ 1,368
Contingent consideration
Fair Value Inputs Quantitative Information [Abstract]
Discount Rate			5.97%	7.64%
Contingent consideration | Fair Value, Measurements, Recurring | Fair Value Inputs Level 3 Internal Valuation Technique
Liabilities, Fair Value Disclosure [Abstract]
Contingent consideration			$ (153,158)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			Discounted cash flow model
Unobservable Inputs			Credit loss rate on covered loans / Risk premium component of discount rate
Contingent consideration | Fair Value, Measurements, Recurring | Maximum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Credit Loss Rate			100.00%
Contingent consideration | Fair Value, Measurements, Recurring | Minimum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Credit Loss Rate			0.00%
Contingent consideration | Fair Value, Measurements, Recurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Credit Loss Rate			3.60%
Mortgage Servicing Rights | Fair Value, Measurements, Recurring | Fair Value Inputs Level 3 Internal Valuation Technique
Assets, Fair Value Disclosure [Abstract]
Servicing Asset At Fair Value Amount			$ 196,889
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			Discounted cash flow model
Unobservable Inputs			Prepayment speed / Weighted average life / Discount rate
Mortgage Servicing Rights | Fair Value, Measurements, Recurring | Maximum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed			12.90%
Weighted average life (in years)			17 years 4 months
Discount Rate			15.00%
Mortgage Servicing Rights | Fair Value, Measurements, Recurring | Minimum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed			0.20%
Weighted average life (in years)			1 month
Discount Rate			9.50%
Mortgage Servicing Rights | Fair Value, Measurements, Recurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Prepayment speed			4.70%
Weighted average life (in years)			7 years 4 months
Discount Rate			11.20%
Loan | Fair Value, Measurements, Nonrecurring | Fair Value Inputs Level 3 Internal Valuation Technique
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure			$ 79,123
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			External appraisal
Unobservable Inputs			Haircut applied on external appraisals
Loan | Fair Value, Measurements, Nonrecurring | Maximum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			25.00%
Loan | Fair Value, Measurements, Nonrecurring | Minimum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			15.00%
Loan | Fair Value, Measurements, Nonrecurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			24.50%
Other real estate owned | Fair Value, Measurements, Nonrecurring | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			External appraisal
Unobservable Inputs			Haircut applied on external appraisals
Other real estate owned | Fair Value, Measurements, Nonrecurring | Maximum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			40.00%
Other real estate owned | Fair Value, Measurements, Nonrecurring | Minimum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			15.00%
Other real estate owned | Fair Value, Measurements, Nonrecurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Haircut Applied On External Appraisal			18.80%
Other foreclosed assets | Fair Value, Measurements, Nonrecurring | Fair Value Inputs Level 3 Internal Valuation Technique
Assets, Fair Value Disclosure [Abstract]
Real Estate Acquired Through Foreclosure			$ 43,497
Collateralized Mortgage Obligations | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities			1,321	$ 2,054
Collateralized Mortgage Obligations | Trading account securities | Fair Value, Measurements, Recurring | Fair Value Inputs Level 3 Internal Valuation Technique
Assets, Fair Value Disclosure [Abstract]
Trading Securities			$ 1,321
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			Discounted cash flow model
Unobservable Inputs			Weighted average life / Yield / Constant prepayment rate
Collateralized Mortgage Obligations | Trading account securities | Fair Value, Measurements, Recurring | Maximum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life			4 years 5 months
Yield			4.20%
Constant Prepayment Rate			26.70%
Collateralized Mortgage Obligations | Trading account securities | Fair Value, Measurements, Recurring | Minimum | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life			2 months
Yield			0.70%
Constant Prepayment Rate			16.50%
Collateralized Mortgage Obligations | Trading account securities | Fair Value, Measurements, Recurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life			3 years 1 month
Yield			3.40%
Constant Prepayment Rate			19.60%
Other | Fair Value, Measurements, Recurring
Assets, Fair Value Disclosure [Abstract]
Trading Securities			$ 14,565	$ 13,860
Other | Trading account securities | Fair Value, Measurements, Recurring | Fair Value Inputs Level 3 Internal Valuation Technique
Assets, Fair Value Disclosure [Abstract]
Trading Securities			$ 602
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques			Discounted cash flow model
Unobservable Inputs			Weighted average life / Yield / Constant prepayment rate
Other | Trading account securities | Fair Value, Measurements, Recurring | Weighted Average | Fair Value Inputs Level 3 Internal Valuation Technique
Fair Value Inputs Quantitative Information [Abstract]
Weighted Average Life			5 years 5 months
Yield			12.40%
Constant Prepayment Rate			10.80%

[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35 . Costs to sell are excluded from the reported fair value amount .

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written d own to their fair value. Costs to sell are excluded from the reported fair value amount.